Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

NOTE 10: ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Payroll	$7,352	$7,912
Accrued interest	23,354	30,004
Accrued voyage expenses	646	771
Audit fees and related services	235	—
Accrued taxes	7,647	9,032
Professional fees	577	143
Other accrued expenses	41	475
Total accrued expenses	$39,852	$48,337